CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other income - net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Insurance recoveries	$ 79.8	$ 91.1
Net losses on dispositions of assets	(14.3)	(9.8)
Other - net	(1.1)	2.3
Other income - net	64.4	83.6
Tasiast Mill Fire
ACQUISITIONS, DIVESTITURES AND CONTINUED OPERATIONS
Insurance recoveries	77.1	90.0
Insurance recoveries received during the year	$ 60.0	$ 28.5